Current and Non-Current Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Current and Non-Current Assets and Liabilities [Abstract]
Current and Non-Current Assets and Liabilities (actual & previous) [text block table]

Asset items as of December 31, 2019

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2019
Cash and central bank balances	137,370	222	137,592
Interbank balances (w/o central banks)	9,613	22	9,636
Central bank funds sold and securities purchased under resale agreements	9,591	4,210	13,801
Securities borrowed	428	0	428
Financial assets at fair value through profit or loss	517,138	13,576	530,713
Financial assets at fair value through other comprehensive income	12,183	33,320	45,503
Equity method investments	0	929	929
Loans at amortized cost	115,669	314,172	429,841
Property and equipment	0	4,930	4,930
Goodwill and other intangible assets	0	7,029	7,029
Other assets	82,355	28,004	110,359
Assets for current tax	405	521	926
Total assets before deferred tax assets	884,752	406,936	1,291,688
Deferred tax assets			5,986
Total assets			1,297,674

Liability items as of December 31, 2019

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2019
Deposits	546,077	26,131	572,208
Central bank funds purchased and securities sold under repurchase agreements	3,057	58	3,115
Securities loaned	259	0	259
Financial liabilities at fair value through profit or loss	399,943	4,505	404,448
Other short-term borrowings	5,218	0	5,218
Other liabilities	105,978	1,986	107,964
Provisions	2,622	0	2,622
Liabilities for current tax	502	149	651
Long-term debt	38,088	98,384	136,473
Trust preferred securities	2,013	0	2,013
Total liabilities before deferred tax liabilities	1,103,756	131,214	1,234,970
Deferred tax liabilities			545
Total liabilities			1,235,515

Asset items as of December 31, 2018

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2018
Cash and central bank balances	188,691	40	188,732
Interbank balances (w/o central banks)	8,282	599	8,881
Central bank funds sold and securities purchased under resale agreements	5,861	2,361	8,222
Securities borrowed	3,396	0	3,396
Financial assets at fair value through profit or loss	536,367	36,977	573,344
Financial assets at fair value through other comprehensive income	16,725	34,457	51,182
Equity method investments	0	879	879
Loans at amortized cost	110,828	289,468	400,297
Property and equipment	0	2,421	2,421
Goodwill and other intangible assets	0	9,141	9,141
Other assets	82,588	10,856	93,444
Assets for current tax	396	574	970
Total assets before deferred tax assets	953,134	387,774	1,340,907
Deferred tax assets			7,230
Total assets			1,348,137

Liability items as of December 31, 2018

	Amounts recovered or settled		Total
in € m.	within one year	after one year	Dec 31, 2018
Deposits	531,700	32,705	564,405
Central bank funds purchased and securities sold under repurchase agreements	4,866	1	4,867
Securities loaned	3,359	0	3,359
Financial liabilities at fair value through profit or loss	410,409	5,271	415,680
Other short-term borrowings	14,158	0	14,158
Other liabilities	115,511	2,002	117,513
Provisions	2,711	0	2,711
Liabilities for current tax	286	658	944
Long-term debt	47,317	104,766	152,083
Trust preferred securities	3,168	0	3,168
Total liabilities before deferred tax liabilities	1,133,485	145,403	1,278,887
Deferred tax liabilities			512
Total liabilities			1,279,400